Material related party transactions	12 Months Ended
Dec. 31, 2022
Text block [abstract]
Material related party transactions
50	Material related party transactions

(a)	Key management personnel remuneration
Remuneration for key management personnel of the Group, including amounts paid to the Company’s directors (excluding independent non-executive
directors) as disclosed in Note 5
7
, is as follows:

	2022	2021	2020
	RMB ’000	RMB ’000	RMB ’000
Salaries, wages and welfare	9,796	12,353	10,746
Retirement scheme contributions	1,528	1,854	1,458

	11,324	14,207	12,204

	2022	2021	2020
	RMB ’000	RMB ’000	RMB ’000
Directors and supervisors (Note 5 7 )	1,691	1,733	1,590
Senior management	9,633	12,474	10,614

	11,324	14,207	12,204

Total remuneration is included in “staff costs” (Note 13).

(b)	Transactions with CSAH and its affiliates, associates, joint ventures and other related companies of the Group
The Group provided various operational services to CSAH and its affiliates, associates, joint ventures and other related companies of the Group during the normal course of its business. The Group also received operational services provided by these entities.
Details of the significant transactions carried out by the Group are as follows:

		2022	2021	2020
	Note	RMB million	RMB million	RMB million
Income from CSAH and its affiliates
Rental income	(i)	7	7	7
Aviation material sales income	(ii)	24	4	7
Entrusted management income	(iii)	39	39	27
Commission income	(iv)	2	18	5
Others		11	4	2

Purchase of goods and services from CSAH and its affiliates
Commission expenses and service fee	(v)	24	39	36
Maintenance material purchase expense and lease charges for maintenance materials	(ii)	68	106	91
Air catering supplies expenses	(i)	57	84	88
Lease charges for land and buildings	(vi)	406	407	350
Property management fee	(vii)	165	154	129
Construction fee	(xx)	37	—	—
Others		5	8	7

Purchase of goods and services from joint ventures and associates
Repairing charges	(viii)	1,928	2,474	1,773
Repairing charges and maintenance material purchase expenses	(ix)	1,905	2,124	2,331
Ground service expenses	(x)	14	13	131
Air catering supplies	(xi)	—	3	18
Advertising expenses	(xii)	103	131	169
Property management fee	(xiii)	6	17	18
Lease charges for land and buildings	(xiv)	13	14	—
Commission expenses	(xv)	2	6	10
Others		30	50	16

Income received from joint ventures and associates
Maintenance material sales and handling income	(xvi)	40	30	14
Entrustment income for advertising media business	(xii)	2	2	2
Repairing income	(xv)	10	12	12
Air catering supplies income	(xv)	4	10	8
Pilot training income	(xv)	7	19	15
Ground service income	(xv)	13	18	16
Transfer of pilots income	(xv)	8	24	—
Aircraft leasing income	(xvii)	6	4	—
Others		14	15	9

	Note	2022	2021	2020
		RMB million	RMB million	RMB million
Purchase of goods and services from other related companies
Computer reservation services	(xviii)	265	465	433

Aircraft related transactions with CSAH and its affiliates
Payment of lease charges on aircraft	(xix)	5,727	5,323	4,670

(i)	Shenzhen Air Catering Co., Ltd. (“SACC”) is an associate of CSAH.
Air catering supplies expenses are payable by the Group in respect of certain in-flight
meals and related services with SACC.
In addition, the Group leased certain land and buildings, equipment to SACC under operating lease agreements.

(ii)	China Aviation Supplies Holding Company (“CASC”) is an associate of CSAH.
The Group purchases software service, as well as purchases and leases maintenance materials from CASC, and CASC also purchases maintenance materials from the Group.
General Aviation Limited, became a subsidiary of CSAH in 2022, purchases maintenance materials from the Group.

(iii)	China Northern Airlines Co., Ltd. (“CNAC”) is a wholly-owned subsidiary of CSAH.
The Group provides entrusted management service to CSAH and CNAC.

(iv)	China Southern Airlines Insurance Brokerage Co., Ltd. (“SAIB”), is a wholly-owned subsidiary of CSAH. The Group provides certain website resources to SAIB for the sales of air insurance.

(v)
Commission is earned by Shenzhen Baiyun Air Service Co.,Ltd., a wholly-owned subsidiary of CSAH, in connection with the air tickets sold by them on behalf of the Group. Commission is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

Service fee is earned by Shenzhen Baiyun Air Service Co., Ltd., a wholly-owned subsidiary of CSAH, for providing transportation and accommodation services to the Group. Service fee is calculated based on the rates stipulated by the Civil Aviation Administration of China and International Air Transportation Association.

(vi)	The Group leases certain land and buildings in the PRC from CSAH and its affiliates. The amount represents rental expenses for land and buildings paid or payable to CSAH and its affiliates.

(vii)
China Merchants Property Operation & Service Co., Ltd (previous name: China Southern Airlines Group Property Management Co., Ltd.), became an associate of CSAH in 2022, provides property management services to the Group.

(viii)	MTU, a joint venture of the Group, provides comprehensive maintenance services to the Group.

(ix)	GAMECO, a joint venture of the Group, provides comprehensive maintenance services to the Group.
The Group also purchases maintenance material from GAMECO.

(x)	Beijing Aviation Ground Services Co.,Ltd. and Shenyang Konggang, associates of the Group, provide ground services to the Group.

(xi)	Beijing Airport Inflight Kitchen Co.,Ltd. is an associate of the Group and provides air catering related services to the Group.

(xii)	SACM, an associate of the Group, provides advertising services to the Group. The Group provides certain media resources to SACM.

(xiii)	Xinjiang Civil Aviation Property Management Ltd., an associate of the Group, provides property management services to the Group.

(xiv)	Beijing Xingming Lake Jinyan Hotel Co., Ltd. an associate of the Group, provides land and buildings lease services to the Group.

(xv)	The Group provides repairing service and air catering supplies service to Sichuan Airlines.
Commission is earned by Sichuan Airlines in connection with the air tickets sold on behalf of the Group.
In addition, the Group provides pilot training service, ground services and transferred pilots to Sichuan Airlines.

(xvi)	The Group imports and sells maintenance materials to GAMECO and MTU, and earns maintenance materials sales and handling income.

(xvii)	The Group provides aircraft lease service to Sichuan Airlines and earns aircraft leasing income.

(xviii)
China Travel Sky Holding Company is a related party of the Group as a key management personnel of the Group was appointed as the director of China Travel Sky Holding Company. It provides computer reservation services to the Group.

(xix)	China Southern Airlines International Finance Leasing Co., Ltd. (“CSA International”), a joint venture of CSAH, provides aircraft and engines lease services to the Group.

(xx)	Guangzhou Southern Airlines Construction Co., Ltd., a wholly-owned subsidiary of CSAH, provides construction services to the Group.

(c)	Balances with CSAH and its affiliates, associates, joint ventures and other related companies of the Group
Details of amounts due from/to CSAH and its affiliates, associates, joint ventures and other related compan ies
 of the Group:

		2022	2021
	Note	RMB million	RMB million
Current receivables:
CSAH and its affiliates		10	14
Associates		76	72
Joint ventures		30	28
Other related compan ies		—	1

	42(a)	116	115

		2022	2021
	Note	RMB million	RMB million
Long-term receivables:
Associates	42(a)	357	151

		2022	2021
	Note	RMB million	RMB million
Prepayments of acquisition of long-term assets:
CSAH and its affiliates		429	719
Associates		66	495
Joint ventures		—	88

	30&42(b)	495	1,302

		2022	2021
	Note	RMB million	RMB million
Payables:
CSAH and its affiliates		262	174
Associates		14	14
Joint ventures		159	175

	42(c)	435	363

		2022	2021
	Note	RMB million	RMB million
Long-term payables:
CSAH and its affiliates	42(c)	85	—

	2022	2021
	RMB million	RMB million
Accrued expenses:
CSAH and its affiliates	57	27
Associates	57	57
Joint ventures	1,505	1,277
Other related companies	770	612

	2,389	1,973

Lease liabilities:
CSAH and its affiliates	24,755	24,756
Associates	3	17

	24,758	24,773

Except the long-term receivables, long-term payables and lease liabilities, the amounts due from/to CSAH and its affiliates, associates, joint ventures and other related companies of the Group are unsecured, interest-free and have no fixed terms of repayment.

(d)	Loans from and deposits placed with related parties

(i)	Loans from Finance Company
At December 31, 2022, loans from Finance Company to the Group amounted to RMB6,363 million (December 31, 2021: RMB3,018 million).
The unsecured loans are repayable as follows:

	2022	2021
	RMB million	RMB million
Within 1 year	6,325	2,978
After 1 year but within 2 years	38	40

	6,363	3,018

Interest expense

char
g
ed
 on such loans amounted to RMB197 million (2021: RMB76 million) and the interest rates range from 3.00% to 3.30% per annum during the year ended December 31, 2022 (2021: 3.00% to 3.30%).

(ii)	Entrusted loans from CSAH
In 2021, CSAH, Finance Company and the Group entered into an entrusted loan agreement, pursuant to which, CSAH, as the lender, entrusted Finance Company to lend RMB1,000 million to the Group, which was repaid in 2022.
In 2022, CSAH, Finance Company and the Group entered into entrusted loan agreements, pursuant to which, CSAH, as the lender, entrusted Finance Company to lend RMB13,000 million to the Group
.
As at December 31, 2022, the unsecured entrusted loans of RMB10,005 million (including accrued interest expense of RMB5 million)
were
 repayable within
one
year (December 31, 2021:

nil) and RMB3,002 million (including accrued interest expense of RMB2 million) were repayable over one year (December 31, 2021:
RMB 1,001 million) (Note 36(e)).
Interest expense charged on such loans amounted to RMB
90
 million (2021: RMB
22
 million) and the interest rate was
2.00
% per annum during the year ended December 31, 2022 (2021:
3.85% per annum).

(iii)	Convertible bonds subscribed by CSAH
In October 2020, the Group issued a total of 160,000,000 A share convertible bonds with par value of RMB100 each at par, among which, CSAH subscribed for 101,027,580 of the convertible bonds.
In June 2021, CSAH has converted all of the subscribed convertible bonds to A share ordinary shares. As at December 31, 2022, CSAH does not hold any convertible bonds issued by the Group.

(iv)	Medium-term notes subscribed by Finance Company
In March 2020, the Group issued a tranche of medium-term notes in the amount of RMB1,000,000,000 with a term of 5 years from the issuance date at an annual interest rate of 3.28%, and Finance Company subscribed for RMB300,000,000 of the medium-term notes. As at December 31, 2022, Finance Company holds RMB300,000,000 of the medium-term notes.

(v)	Deposits placed with Finance Company
As at December 31, 2022, the Group’s deposits with Finance Company are presented in the table below. The applicable interest rates are determined in accordance with the rates published by the PBOC.

	2022	2021
	RMB million	RMB million
Deposits placed with Finance Company	14,118	12,621

Interest income
 from
 such deposits amounted to RMB202 million during the year ended December 31, 2022 (2021: RMB159 million).